CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (45,883)	$ 3,529	$ (41,183)
Adjustments to reconcile net (loss) income to net cash (used in) generated from operating activities:
Depreciation of property, plant and equipment	4,216	10,555	9,239
Amortization of intangible assets	1,622	2,493	2,431
Reduction in the carrying amount of the right-of-use assets	4,479	14,188	15,634
Share-based compensation	937	2,021	2,930
Change in allowance for doubtful accounts receivable and other receivables	7	6	2,893
Change in allowance for loan receivables	23,377	(96)	1,464
Change in allowance for consideration receivables	22,107
Inventories write-down	79	166	199
Loss on disposal of property, plant and equipment	208	99	11
Loss from equity method investments		15	185
Impairment loss on long-term investments			2,432
Net gain on disposal of subsidiaries		(439)	(96)
Impairment loss on goodwill	19,156	4,559	8,454
Impairment loss on long-lived assets	3,505		2,148
Deferred tax benefit	1,084	(1,286)	(3,223)
Gain from Divestiture	(36,270)
Changes in operating assets and liabilities, net of the effect of acquisition:
Accounts receivable	3	537	631
Accounts receivable - related party	(1,168)
Inventories	1,108	(325)	1,664
Prepaid expenses and other current assets	(1,208)	(743)	157
Other non-current assets	602	890	719
Prepayments from customers	(1,963)	(828)	(243)
Accrued expenses and other current liabilities	(8,212)	2,709	(1,708)
Operating lease liabilities	(4,661)	(12,181)	(14,289)
Income tax payable	4,338	2,296	3,663
Deferred revenue	14,436	(8,060)	(1,447)
Other non-current liabilities		(875)	809
Net cash (used in) generated from operating activities	1,899	19,230	(6,526)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of businesses, net of cash acquired		427	(417)
Collection of prepayment for investment			279
Investments in term deposits	(598)	(215)
Proceeds from maturity of term deposits			1,005
Proceeds from disposal of subsidiaries		1,008	374
Purchase of long-term investments	(113)		(22)
Purchase of property, plant and equipment	(4,067)	(7,019)	(3,975)
Proceeds from disposal of property, plant and equipment			554
Purchase of intangible assets	(7)
Loans to third parties	(30)	(197)
Cash out from disposal of business	(29,827)	(834)
Loan to an investee			(536)
Collection of loans to third parties		401	153
Net cash used in investing activities	(34,642)	(6,429)	(2,585)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from non-controlling interests		165	760
Acquisition of additional equity interest from non-controlling shareholders	(1,938)	(1,555)
Repayment of advances from an investee			(124)
Payment made in connection with repurchase of shares	(762)
Repayment of long-term debt		(7)	(80)
Net cash generated from (used in) financing activities	(2,700)	(1,397)	556
Exchange rate effect on cash and cash equivalents, and restricted cash	355	271	(6,302)
Net (decrease) increase in cash and cash equivalents, and restricted cash	(35,088)	11,675	(14,857)
Cash and cash equivalents, and restricted cash at beginning of the year	66,256	54,581	69,438
Cash and cash equivalents, and restricted cash at end of the year	31,168	66,256	54,581
Less: Cash restricted cash and cash equivalents of discontinued operations		32,934	20,616
Cash and cash equivalents at the end of the year from continuing operations	31,168	33,322	33,965
Supplemental schedule of cash flow information
income tax paid	(440)	(3,085)	(921)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment through payable			1,042
Payable for investment and business acquisition	$ 1,569	$ 550	$ 613